Unaudited Summarized Consolidated Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of quarterly financial data
Rental income (a)	$ 170,688	$ 163,859	$ 150,636	$ 137,812	$ 136,157	$ 129,321	$ 124,390	$ 122,682	$ 622,995	$ 512,550	$ 491,655
Loss from continuing operations	(26,222)	(30,026)	(34,130)	(32,847)	(31,201)	(29,194)	(28,623)	(28,912)	(123,225)	(117,930)	(104,913)
Income from discontinued operations	74,340	16,240	49,039	4,191	1,884	4,589	983	3,886	143,810	11,342	13,290
Net (loss)/income attributable to common stockholders	$ 44,190	$ (15,559)	$ 12,149	$ (30,243)	$ (30,825)	$ (26,134)	$ (28,968)	$ (26,435)	$ 10,537	$ (112,362)	$ (95,858)
(Loss)/income per share (b):
Basic and diluted	$ 0.2	$ (0.07)	$ 0.06	$ (0.17)	$ (0.17)	$ (0.16)	$ (0.18)	$ (0.17)	$ 0.05	$ (0.68)	$ (0.64)